Revenue - Schedule of Revenue Disaggregated by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by geography:
Revenue	$ 768	$ 1,470	$ 3,517
% of Revenue	100.00%	100.00%	100.00%
China (excluding Hong Kong) [Member]
Revenue by geography:
Revenue	$ 254	$ 639	$ 1,476
% of Revenue	33.10%	43.50%	42.00%
Hong Kong [Member]
Revenue by geography:
Revenue		$ 266
% of Revenue		18.10%
Sweden [Member]
Revenue by geography:
Revenue	$ 224	$ 247	$ 1,276
% of Revenue	29.20%	16.80%	36.30%
USA [Member]
Revenue by geography:
Revenue	$ 220	$ 148	$ 135
% of Revenue	28.60%	10.10%	3.80%
Germany [Member]
Revenue by geography:
Revenue	$ 20	$ 81	$ 284
% of Revenue	2.60%	5.50%	8.10%
Israel [Member]
Revenue by geography:
Revenue	$ 50	$ 50	$ 25
% of Revenue	6.50%	3.40%	0.70%
Italy [Member]
Revenue by geography:
Revenue			$ 124
% of Revenue			3.50%
Switzerland [Member]
Revenue by geography:
Revenue			$ 197
% of Revenue			5.60%
Other [Member]
Revenue by geography:
Revenue		$ 39
% of Revenue		2.60%